Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax (expense) recovery

Years ended December 31:	2024	2023	2022
Current taxes	$965	$(3,467)	$(1,350)
Deferred taxes	1,665	1,560	7,557
Resource property revenue taxes	(3,875)	(6,891)	(5,658)
	$(1,245)	$(8,798)	$549

Schedule of reconciliation of (loss) income before income taxes

Years ended December 31:	2024	2023	2022
(Loss) Income before income taxes	$(19,023)	$10,197	$(23,956)
Computed recovery (expense) of income taxes	$—	$(4,355)	$6,383
Decrease (increase) in income taxes resulting from:
Revisions to prior years	(2)	986	(1,064)
Resource property revenue taxes	(2,829)	(5,031)	(4,130)
Capital gains and losses on dispositions, net	29	(145)	(454)
Unrecognized losses in current year	(245)	(121)	(330)
Previously unrecognized deferred income tax assets, net	1,049	2	927
Permanent differences	252	(306)	(1,063)
Other non-taxable income	129	196	326
Other, net	372	(24)	(46)
Income tax (expense) recovery	$(1,245)	$(8,798)	$549